Premises And Equipment, Net (Summary Of The Carrying Value Of Banking Premises And Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Premises And Equipment, Net [Abstract]
Land	$ 9,337	$ 8,684
Building and Improvements	63,684	53,822
Furniture, fixtures and equipment	41,304	38,069
Premises and equipment, gross	114,325	100,575
Less accumulated depreciation	56,559	52,152
Premises and equipment, net	$ 57,766	$ 48,423